Business Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Reporting
Schedule of segment information for continuing operations

	Year Ended December 31,
(In thousands)	2012	2011	2010
Operating Revenue:
Terminix	$1,265,417	$1,193,075	$1,157,346
TruGreen	979,081	1,100,741	1,096,667
American Home Shield	720,860	686,737	656,572
ServiceMaster Clean	139,441	138,691	132,132
Other Operations and Headquarters	88,482	86,628	84,677

Total Operating Revenue	$3,193,281	$3,205,872	$3,127,394

Operating Income (Loss):(1)(2)(3)
Terminix	$236,160	$220,622	$199,750
TruGreen	(805,022)	129,324	112,312
American Home Shield	126,098	94,869	68,380
ServiceMaster Clean	54,435	57,674	55,450
Other Operations and Headquarters	(144,433)	(127,029)	(129,200)

Total Operating (Loss) Income	$(532,762)	$375,460	$306,692

Identifiable Assets:
Terminix	$2,591,967	$2,601,869	$2,615,388
TruGreen	1,200,063	2,087,055	2,103,341
American Home Shield	976,280	954,599	956,089
ServiceMaster Clean	373,314	370,526	385,287
Other Operations and Headquarters	1,269,290	1,132,757	954,583

Total Identifiable Assets(4)	$6,410,914	$7,146,806	$7,014,688

Depreciation & Amortization Expense:
Terminix	$75,713	$75,347	$67,761
TruGreen	45,729	41,929	66,069
American Home Shield	8,606	27,331	42,259
ServiceMaster Clean	5,071	6,150	7,106
Other Operations and Headquarters	11,123	12,679	13,430

Total Depreciation & Amortization Expense(5)	$146,242	$163,436	$196,625

Capital Expenditures:
Terminix	$13,623	$23,457	$32,380
TruGreen	29,079	44,714	49,014
American Home Shield	15,087	17,529	8,031
ServiceMaster Clean	454	935	435
Other Operations and Headquarters	14,985	9,905	44,374

Total Capital Expenditures	$73,228	$96,540	$134,234

(1)
Presented below is a reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Total Segment Operating (Loss) Income	$(532,762)	$375,460	$306,692
Non-operating Expense (Income):
Interest expense	246,284	273,123	286,933
Interest and net investment income	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774	—
Other expense	622	700	733

(Loss) Income from Continuing Operations before Income Taxes	$(827,377)	$111,749	$28,384

(2)
As described in Note 1, includes, as a result of the Company's impairment testing of indefinite-lived intangible assets, pre-tax non-cash impairment charges of $908.9 million recorded in the year ended December 31, 2012 to reduce the carrying value of TruGreen's goodwill and the TruGreen trade name and $36.7 million recorded in the year ended December 31, 2011 to reduce the carrying value of the TruGreen trade name. There were no similar impairment charges included in continuing operations in 2010.

(3)
Includes restructuring charges (credits) primarily related to a branch optimization project at Terminix, a reorganization of field leadership and a restructuring of branch operations at TruGreen, a reorganization of leadership at American Home Shield and ServiceMaster Clean, an initiative to enhance capabilities and reduce costs in our centers of excellence at Other Operations and Headquarters and other restructuring costs. Presented below is a summary of restructuring charges (credits) by segment:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Restructuring charges (credits):
Terminix	$3,652	$3,560	$3,491
TruGreen	3,241	1,115	6,922
American Home Shield	647	—	(127)
ServiceMaster Clean	1,370	36	71
Other Operations and Headquarters	9,267	3,451	1,091

Total restructuring charges	$18,177	$8,162	$11,448

(4)
Assets of discontinued operations are not included in the business segment table.

(5)
There are no adjustments necessary to reconcile total depreciation and amortization as presented in the business segment table to the consolidated totals. Amortization of debt issue costs is not included in the business segment table.

Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes

	Year Ended December 31,
(In thousands)	2012	2011	2010
Total Segment Operating (Loss) Income	$(532,762)	$375,460	$306,692
Non-operating Expense (Income):
Interest expense	246,284	273,123	286,933
Interest and net investment income	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774	—
Other expense	622	700	733

(Loss) Income from Continuing Operations before Income Taxes	$(827,377)	$111,749	$28,384

Summary of restructuring charges (credits) by segment

	Year Ended December 31,
(In thousands)	2012	2011	2010
Restructuring charges (credits):
Terminix	$3,652	$3,560	$3,491
TruGreen	3,241	1,115	6,922
American Home Shield	647	—	(127)
ServiceMaster Clean	1,370	36	71
Other Operations and Headquarters	9,267	3,451	1,091

Total restructuring charges	$18,177	$8,162	$11,448